Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 685,245	$ 88,217	$ 33,091